Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (94.3%)
U.S. Government Securities (83.7%)
U.S. Treasury Note/Bond	2.250%	12/31/23	53,000	56,395
U.S. Treasury Note/Bond	2.625%	12/31/23	118,000	126,961
U.S. Treasury Note/Bond	2.250%	1/31/24	45,000	47,953
U.S. Treasury Note/Bond	2.750%	2/15/24	41,000	44,395
U.S. Treasury Note/Bond	2.375%	2/29/24	46,500	49,806
U.S. Treasury Note/Bond	2.125%	3/31/24	74,000	78,741
U.S. Treasury Note/Bond	2.000%	4/30/24	20,000	21,222
U.S. Treasury Note/Bond	2.500%	5/15/24	33,000	35,614
U.S. Treasury Note/Bond	2.000%	5/31/24	65,500	69,583
U.S. Treasury Note/Bond	2.000%	6/30/24	94,500	100,480
U.S. Treasury Note/Bond	1.750%	7/31/24	147,000	155,108
U.S. Treasury Note/Bond	1.250%	8/31/24	163,000	169,062
U.S. Treasury Note/Bond	1.875%	8/31/24	50,000	53,039
U.S. Treasury Note/Bond	1.500%	9/30/24	170,000	178,048
U.S. Treasury Note/Bond	2.125%	9/30/24	88,000	94,297
U.S. Treasury Note/Bond	1.500%	10/31/24	75,000	78,609
U.S. Treasury Note/Bond	2.250%	10/31/24	84,500	91,075
U.S. Treasury Note/Bond	2.250%	11/15/24	44,000	47,437
U.S. Treasury Note/Bond	1.500%	11/30/24	138,000	144,706
U.S. Treasury Note/Bond	1.750%	12/31/24	75,000	79,477
U.S. Treasury Note/Bond	1.375%	1/31/25	150,000	156,727
U.S. Treasury Note/Bond	2.000%	2/15/25	32,000	34,285
U.S. Treasury Note/Bond	1.125%	2/28/25	184,830	191,241
U.S. Treasury Note/Bond	2.750%	2/28/25	32,000	35,340
U.S. Treasury Note/Bond	0.500%	3/31/25	50,000	50,389
U.S. Treasury Note/Bond	2.875%	4/30/25	16,000	17,810
U.S. Treasury Note/Bond	2.125%	5/15/25	68,000	73,440
U.S. Treasury Note/Bond	0.250%	5/31/25	112,000	111,510
U.S. Treasury Note/Bond	0.250%	6/30/25	70,000	69,672
U.S. Treasury Note/Bond	0.250%	7/31/25	45,000	44,761
U.S. Treasury Note/Bond	2.875%	7/31/25	45,000	50,316
U.S. Treasury Note/Bond	2.000%	8/15/25	104,250	112,297
U.S. Treasury Note/Bond	0.250%	8/31/25	7,700	7,655
U.S. Treasury Note/Bond	2.750%	8/31/25	80,000	89,087
U.S. Treasury Note/Bond	2.250%	11/15/25	90,000	98,325
U.S. Treasury Note/Bond	2.875%	11/30/25	45,000	50,597
U.S. Treasury Note/Bond	2.625%	12/31/25	29,500	32,837
U.S. Treasury Note/Bond	1.625%	2/15/26	228,384	242,694
U.S. Treasury Note/Bond	6.000%	2/15/26	17,000	21,941
U.S. Treasury Note/Bond	2.500%	2/28/26	80,000	88,725
U.S. Treasury Note/Bond	2.250%	3/31/26	107,450	117,826
U.S. Treasury Note/Bond	1.625%	5/15/26	155,000	164,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Treasury Note/Bond	1.500%	8/15/26	231,000	244,138
	U.S. Treasury Note/Bond	1.375%	8/31/26	30,000	31,495
	U.S. Treasury Note/Bond	1.625%	9/30/26	111,500	118,713
	U.S. Treasury Note/Bond	1.625%	10/31/26	47,000	50,055
	U.S. Treasury Note/Bond	2.000%	11/15/26	216,000	234,900
	U.S. Treasury Note/Bond	6.500%	11/15/26	5,000	6,777
	U.S. Treasury Note/Bond	1.625%	11/30/26	30,000	31,955
	U.S. Treasury Note/Bond	2.250%	2/15/27	56,000	61,862
	U.S. Treasury Note/Bond	6.625%	2/15/27	7,000	9,628
	U.S. Treasury Note/Bond	1.125%	2/28/27	124,000	128,301
	U.S. Treasury Note/Bond	0.625%	3/31/27	123,000	123,346
	U.S. Treasury Note/Bond	0.500%	4/30/27	89,000	88,499
	U.S. Treasury Note/Bond	2.375%	5/15/27	25,200	28,094
	U.S. Treasury Note/Bond	2.250%	8/15/27	174,000	192,950
	U.S. Treasury Note/Bond	0.500%	8/31/27	84,830	84,101
	U.S. Treasury Note/Bond	0.375%	9/30/27	38,800	38,121
	U.S. Treasury Note/Bond	2.250%	11/15/27	50,000	55,539
	U.S. Treasury Note/Bond	6.125%	11/15/27	14,000	19,305
	U.S. Treasury Note/Bond	2.750%	2/15/28	104,500	119,979
	U.S. Treasury Note/Bond	2.875%	5/15/28	42,000	48,746
	U.S. Treasury Note/Bond	2.875%	8/15/28	101,000	117,539
	U.S. Treasury Note/Bond	5.500%	8/15/28	10,000	13,639
	U.S. Treasury Note/Bond	3.125%	11/15/28	222,000	263,452
	U.S. Treasury Note/Bond	5.250%	11/15/28	19,500	26,410
[1]	U.S. Treasury Note/Bond	2.625%	2/15/29	173,000	198,950
[1]	U.S. Treasury Note/Bond	5.250%	2/15/29	10,000	13,631
	U.S. Treasury Note/Bond	2.375%	5/15/29	83,500	94,525
	U.S. Treasury Note/Bond	1.750%	11/15/29	20,500	22,188
	U.S. Treasury Note/Bond	1.500%	2/15/30	105,000	111,300
[1]	U.S. Treasury Note/Bond	0.625%	5/15/30	51,250	50,169
	U.S. Treasury Note/Bond	0.625%	8/15/30	25,300	24,707
					6,237,330
Agency Bonds and Notes (4.5%)
[2]	Fannie Mae Interest Strip	0.000%	5/15/29	18,875	17,049
[1,2]	Fannie Mae Principal Strip	0.000%	5/15/30	48,208	42,341
[2]	Federal National Mortgage Association	0.875%	8/5/30	168,000	163,359
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,334
	Private Export Funding Corp.	3.550%	1/15/24	10,300	11,285
	Resolution Funding Corp. Interest Strip	0.000%	1/15/28	4,985	4,638
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	5,560	5,145
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	86,255
					334,406
Conventional Mortgage-Backed Securities (1.5%)
[2,3]	Fannie Mae Pool	3.000%	11/1/49–1/1/50	37,020	38,280
[2,3]	Fannie Mae Pool	3.500%	1/1/49–8/1/49	11,973	12,272
[2,3]	Fannie Mae Pool	4.000%	8/1/49–10/1/49	15,901	16,655
[2,3]	Fannie Mae Pool	4.500%	9/1/48–11/1/49	15,480	16,338
[2,3]	Freddie Mac Gold Pool	4.500%	1/1/49	1,443	1,532
[2,3]	Freddie Mac Pool	3.000%	11/1/49	13,126	13,529
[3]	Ginnie Mae II Pool	3.000%	9/20/49	4,638	4,791
[2,3]	UMBS Pool	4.000%	2/1/49	183	196
[2,3,4]	UMBS Pool	5.000%	3/1/42–2/1/44	4,498	5,184
					108,777
Nonconventional Mortgage-Backed Securities (4.6%)
[2,3]	Fannie Mae	1.750%	4/25/44	5,986	6,068
[2,3]	Fannie Mae REMICS	1.750%	7/25/41–3/25/46	46,966	47,801
[2,3]	Fannie Mae REMICS	1.850%	8/25/46	16,599	17,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae REMICS	2.125%	10/25/42	3,952	4,005
[2,3]	Fannie Mae REMICS	2.250%	10/25/43	6,988	7,228
[2,3]	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	20,370	21,343
[2,3]	Fannie Mae REMICS	3.000%	2/25/43–9/25/49	14,357	14,937
[2,3]	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	9,098	9,834
[2,3]	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	3,619	4,016
[2,3]	Freddie Mac	2.250%	7/15/44	7,230	7,462
[2,3]	Freddie Mac	4.000%	5/15/48	16,684	18,353
[2,3]	Freddie Mac REMICS	2.500%	2/25/50	13,004	13,632
[2,3]	Freddie Mac REMICS	3.000%	12/15/47	4,250	4,486
[2,3]	Freddie Mac REMICS	3.500%	4/15/38–3/25/50	6,318	6,706
[2,3]	Freddie Mac REMICS	4.000%	1/15/48–5/15/49	68,372	75,528
[2,3]	Freddie Mac Strips	2.500%	9/15/47	26,761	28,758
[3]	Ginnie Mae	1.500%	10/20/45	26,070	26,305
[3]	Ginnie Mae	2.500%	11/20/47	7,807	8,369
[3]	Ginnie Mae	2.750%	1/20/46	5,532	5,660
[3]	Ginnie Mae	3.000%	12/20/44–2/20/48	12,235	12,976
[3]	Ginnie Mae	3.500%	6/20/48–5/20/49	4,550	4,998
					345,523
Total U.S. Government and Agency Obligations (Cost $6,927,022)					7,026,036
Asset-Backed/Commercial Mortgage-Backed Securities (4.5%)
[3]	U.S. Small Business Administration Class 1 Series 2017-20I	2.780%	12/1/37	2,764	2,945
[3]	U.S. Small Business Administration Class 1 Series 2018-20A	2.920%	1/1/38	14,299	15,544
[3]	U.S. Small Business Administration Class 1 Series 2018-20B	3.220%	2/1/38	22,307	24,383
[3]	U.S. Small Business Administration Class 1 Series 2018-20C	3.200%	3/1/38	45,212	49,250
[3]	U.S. Small Business Administration Class 1 Series 2018-20D	3.310%	4/1/38	31,668	34,729
[3]	U.S. Small Business Administration Class 1 Series 2018-20E	3.500%	5/1/38	9,455	10,486
[3]	U.S. Small Business Administration Class 1 Series 2018-20F	3.600%	6/1/38	16,675	18,547
[3]	U.S. Small Business Administration Class 1 Series 2018-20J	3.770%	10/1/38	29,052	32,629
[3]	U.S. Small Business Administration Class 1 Series 2018-20K	3.870%	11/1/38	19,775	22,369
[3]	U.S. Small Business Administration Class 1 Series 2018-20L	3.540%	12/1/38	25,645	28,045
[3]	U.S. Small Business Administration Class 1 Series 2018-25F	3.670%	12/1/43	2,456	2,741
[3]	U.S. Small Business Administration Class 1 Series 2019-20A	3.370%	1/1/39	10,520	11,650
[3]	U.S. Small Business Administration Class 1 Series 2019-20C	3.200%	3/1/39	10,164	11,081
[3]	U.S. Small Business Administration Class 1 Series 2019-25E	3.070%	5/1/44	7,923	8,630
[3]	U.S. Small Business Administration Class 1 Series 2019-25F	2.770%	6/1/44	12,925	13,934
[3]	U.S. Small Business Administration Class 1 Series 2019-25G	2.690%	7/1/44	13,511	14,717
[3]	U.S. Small Business Administration Class 1 Series 2019-25H	2.310%	8/1/44	14,460	15,255
[3]	U.S. Small Business Administration Class 1 Series 2019-25I	2.380%	12/1/44	7,975	8,452

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	U.S. Small Business Administration Class 1 Series 2019-25K		2.480%	11/1/44	10,083	10,764
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $306,961)						336,151
Sovereign Bonds (0.6%)
[5]	State of Israel (Cost $44,781)		0.000%	11/1/24	50,000	48,618
					Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[6]	Vanguard Market Liquidity Fund (Cost $56,270)		0.112%		562,712	56,271
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	11/20/20	837	$140.00	117,180	92
Total Options Purchased (Cost $292)						92
Total Investments (100.2%) (Cost $7,335,326)						7,467,168
Other Assets and Liabilities—Net (-0.2%)						(13,109)
Net Assets (100%)						7,454,059
Cost is in $000.
1	Securities with a value of $5,058,000 have been segregated as initial margin for open futures contracts.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2020.
5	U.S. government-guaranteed.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Expiration Date	Contracts	Exercise Price	Notional Amount ($000)	Market Value ($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contracts	11/20/20	837	$138.00	115,506	(667)
Total Options Written (Premiums Received $1,267)					(667)

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2020	6,727	844,922	(1,424)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2020	(989)	(136,698)	87
2-Year U.S. Treasury Note	December 2020	(1,697)	(374,772)	38
Ultra 10-Year U.S. Treasury Note	December 2020	(1,024)	(161,056)	2,131
Ultra Long U.S. Treasury Bond	December 2020	(227)	(48,805)	860
				3,116
				1,692
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
At October 31, 2020, counterparties had deposited in segregated accounts cash of $180,000 in connection with TBA transactions.
E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,026,036	—	7,026,036
Asset-Backed/Commercial Mortgage-Backed Securities	—	336,151	—	336,151
Sovereign Bonds	—	48,618	—	48,618
Temporary Cash Investment	56,271	—	—	56,271
Options Purchased	92	—	—	92
Total	56,363	7,410,805	—	7,467,168
Derivative Financial Instruments
Assets
Future Contracts[1]	406	—	—	406
Liabilities
Options Written	667	—	—	667
1	Represents variation margin on the last day of the reporting period.